Significant related parties transactions and balances (Tables)	6 Months Ended
Jun. 30, 2025
Significant related parties transactions and balances
Schedule of transactions and balances with related party

	For the six-month ended
	June 30,
	2024	2025
WhaleFin Technologies Limited
Revenue	344	15,074
Cost of revenue	(6)	(3,278)

Lead Accelerating Limited
Revenue	838	7,295

Proton Fund SPC
Revenue	—	3,162

Axiom AI Limited
Revenue	—	757

	As of	As of
	December 31,	June 30,
	2024	2025
Trade
Lead Accelerating Ltd	4,108	2,577

Non-trade
Amber AI Ltd	124	—
WhaleFin Technologies Ltd	1,657	9,377
WhaleFin Markets Ltd	5,501	5,545
Amber Custodian Services Ltd	15	141
Amber Global Ltd	—	350
Axiom AI Ltd	—	482

	As of	As of
	December 31,	June 30,
	2024	2025
Trade
Lead Accelerating Ltd	1,723	1,305
WhaleFin Technologies Ltd	8,245	5,004
Proton Fund SPC	—	4,403

Non-trade
Amber AI Ltd	5	3,633
Amber Technologies North America Ltd	7	901
Amber AI Service Ltd	—	713
Amber ALIR Holding Ltd	—	294
Amber Services NA	—	345